Note 54 Annual variable remuneration (AVR) (Details) - EUR (€) € in Thousands	Dec. 31, 2023 [1]	Dec. 31, 2022 [2]
Annual variable remuneration BBVA directors [Line Items]
Annual variable remuneration BBVA directors in cash	€ 1,568	€ 1,639
Annual variable remuneration BBVA directors in shares	188,485	279,815
Board of Directors Chairman [Member]
Annual variable remuneration BBVA directors [Line Items]
Annual variable remuneration BBVA directors in cash	€ 897	€ 926
Annual variable remuneration BBVA directors in shares	107,835	158,169
Chief Executive Officer [Member]
Annual variable remuneration BBVA directors [Line Items]
Annual variable remuneration BBVA directors in cash	€ 671	€ 712
Annual variable remuneration BBVA directors in shares	80,650	121,646

[1]
(1) The Initial Portion of the AVR, which represents the first payment of the STI for financial year 2023 and will be paid during the first quarter of financial year 2024, in equal parts in cash and BBVA shares. The remaining amount of the AVR for financial year 2023 (which includes the LTI for financial year 2023) will be deferred (40% in cash and 60% in shares and/or share-linked instruments) over a five-year period.
The amount of the Deferred Portion will depend on the result of the long-term indicators that will be used to calculate the LTI for financial year 2023. Likewise, and as an ex-post risk adjustment mechanism, the Deferred Portion may be reduced if certain capital and liquidity thresholds are not reached, in order to ensure that payment only occurs if it is sustainable, taking into account the Bank's payment capacity.
In addition, the remaining rules applicable to the AVR of the executive directors established in the BBVA Directors’ Remuneration Policy approved by the Annual General Shareholders' Meeting on March 17, 2023 will apply to the AVR for financial year 2023, which include: (i) a withholding period of one year after delivery of the BBVA shares or instruments linked to BBVA shares received; (ii) the prohibition of hedging strategies or insurance that may undermine the effects of alignment with prudent risk management; (iii) update of the Deferred Portion in cash that finally vests in accordance with the CPI; (iv) malus and clawback arrangements during the whole periods of deferral and withholding of shares or instruments ; and (v) the limitation of variable remuneration up to a maximum amount of 200% of the fixed component of the total remuneration, as resolved by the Annual General Shareholders' Meeting held in 2023.

[2]
(2) 40% of the AVR for financial year 2022 that was paid in 2023. AVR for financial year 2022 is subject to the rules on deferral, vesting and payment and to the remaining conditions established in the BBVA Directors' Remuneration Policy approved by the Annual General Shareholders' Meeting of April 20, 2021.